General information	6 Months Ended
Jun. 30, 2025
General information [Abstract]
General information
Note 1: General information

Hafnia Limited (the “Company”) is listed on the Oslo and New York Stock Exchanges. It was incorporated and domiciled in Bermuda, but was redomiciled to Singapore on 1 October 2024, with its registered office located at 10 Pasir Panjang Road, #18-01 Mapletree Business City, Singapore 117438.

The principal activity of the Company (together with its subsidiaries, the “Group”) relates to the provision of global maritime services in the product tankers market.

This Interim Financial Information was authorised for issue by the Board of Directors of the Company on 27 August 2025.